American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2055 Portfolio
April 30, 2022

One Choice 2055 Portfolio - Schedule of Investments
APRIL 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 55.8%
Focused Dynamic Growth Fund G Class	777,087	34,580,391
Focused Large Cap Value Fund G Class	9,157,450	91,574,496
Growth Fund G Class	1,230,672	53,005,028
Heritage Fund G Class	2,035,886	45,237,379
Mid Cap Value Fund G Class	3,497,455	58,127,703
NT Equity Growth Fund G Class	3,719,017	37,190,174
Small Cap Growth Fund G Class	592,918	11,218,015
Small Cap Value Fund G Class	1,192,243	11,779,360
Sustainable Equity Fund G Class	1,665,485	68,384,826
		411,097,372
International Equity Funds — 25.0%
Emerging Markets Fund G Class	3,958,719	44,100,135
Global Real Estate Fund G Class	1,341,444	18,632,662
International Growth Fund G Class	4,336,422	49,348,486
International Small-Mid Cap Fund G Class	1,850,236	18,465,353
International Value Fund G Class	3,416,971	25,968,976
Non-U.S. Intrinsic Value Fund G Class	3,135,466	27,874,289
		184,389,901
Domestic Fixed Income Funds — 13.9%
Inflation-Adjusted Bond Fund G Class	1,152,300	14,127,193
NT Diversified Bond Fund G Class	6,997,405	70,603,816
NT High Income Fund G Class	1,940,410	17,463,692
		102,194,701
International Fixed Income Funds — 5.3%
Emerging Markets Debt Fund G Class	1,140,134	10,284,013
Global Bond Fund G Class	3,014,439	28,546,739
		38,830,752
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $699,689,670)		736,512,726
OTHER ASSETS AND LIABILITIES†		(1,227)
TOTAL NET ASSETS — 100.0%		$736,511,499

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2022 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$42,943	$9,023	$3,752	$(13,634)	$34,580	777	$761	$966
Focused Large Cap Value Fund(3)	108,063	29,610	26,860	(19,238)	91,575	9,157	141	21,894
Growth Fund(3)	64,280	14,081	10,119	(15,237)	53,005	1,231	1,351	5,784
Heritage Fund(3)	55,735	15,837	7,302	(19,033)	45,237	2,036	(318)	5,457
Mid Cap Value Fund(3)	68,244	16,738	16,478	(10,376)	58,128	3,497	241	13,046
NT Equity Growth Fund	44,430	9,931	5,868	(11,303)	37,190	3,719	255	8,200
Small Cap Growth Fund	13,695	3,056	579	(4,954)	11,218	593	33	2,288
Small Cap Value Fund	13,655	1,994	2,072	(1,798)	11,779	1,192	144	1,109
Sustainable Equity Fund	82,302	6,748	11,064	(9,601)	68,385	1,665	2,193	2,608
Emerging Markets Fund(3)	50,465	15,539	4,979	(16,925)	44,100	3,959	(379)	4,445
Global Real Estate Fund(3)	21,610	5,490	4,180	(4,287)	18,633	1,341	200	4,501
International Growth Fund(3)	58,790	12,738	4,233	(17,946)	49,349	4,336	305	6,166
International Small-Mid Cap Fund(4)	22,172	6,289	736	(9,260)	18,465	1,850	444	4,172
International Value Fund(3)	30,274	5,935	4,229	(6,011)	25,969	3,417	(301)	3,512
Non-U.S. Intrinsic Value Fund	32,336	5,720	6,136	(4,046)	27,874	3,135	(53)	1,810
Inflation-Adjusted Bond Fund	15,877	1,248	2,019	(979)	14,127	1,152	(14)	559
NT Diversified Bond Fund	79,512	15,674	16,106	(8,476)	70,604	6,997	(628)	1,451
NT High Income Fund	19,511	1,887	1,893	(2,041)	17,464	1,940	(97)	1,042
Emerging Markets Debt Fund	11,465	1,536	975	(1,742)	10,284	1,140	(79)	372
Global Bond Fund	31,821	4,038	3,824	(3,488)	28,547	3,014	(161)	1,050
	$867,180	$183,112	$133,404	$(180,375)	$736,513	56,148	$4,038	$90,432
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)During the period ended April 30, 2022, the fund received the shares of the NT fund of the same name through a tax-free reorganization. The transactions presented for the period include activity from both underlying funds. Additional information is available at americancentury.com.
(4)Effective April 1, 2022, the name of NT International Small-Mid Cap Fund was changed to International Small-Mid Cap Fund.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.